6. Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

The Company has property and equipment as follows as of September 30, 2015 and December 31, 2014:

	9/30/2015	12/31/2014
Furniture and Equipment	$12,385	$12,385
Computer Equipment	34,678	36,649
Leasehold Improvements	176,903	99,778
Software	15,737	15,737
Less Accumulated Depreciation	(72,930)	(132,129)
Property and Equipment, Net	$166,773	$32,420

During the nine months ended September 30, 2015 and 2014, the Company recorded depreciation expense of $46,500 and $37,774, respectively.

The Company has property and equipment as follows as of December 31, 2014 and 2013:

	12/31/2014	12/31/2013
Furniture and Equipment	$12,385	$12,385
Computer Equipment	36,649	32,493
Leasehold Improvements	99,778	99,778
Software	15,737	15,737
Less Accumulated Depreciation	(132,129)	(81,645)
Property and Equipment, Net	$32,420	$78,748

During the year ended December 31, 2014 and 2013, the Company recorded depreciation expense of $50,484 and $13,730, respectively.